(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Intrinsic Small Cap Value Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage Intrinsic Small Cap Value Fund)		Administrator Class
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.48%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.34%
Fee Waivers		(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Intrinsic Small Cap Value Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	123	412	722	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009   +18.50%

Lowest Quarter: 4th Quarter 2008   -26.87%

Year-to-date total return as of 6/30/2015 is +4.56%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Intrinsic Small Cap Value Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Apr. 08, 2005	7.22%	14.34%	6.24%
Administrator Class | (after taxes on distributions)	Apr. 08, 2005	7.22%	14.34%	5.73%
Administrator Class | (after taxes on distributions and the sale of Fund Shares)	Apr. 08, 2005	4.09%	11.55%	4.85%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		4.22%	14.26%	6.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Opportunities Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Small Cap Opportunities Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage Small Cap Opportunities Fund)		Administrator Class
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.28%
Fee Waivers		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Small Cap Opportunities Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	123	399	696	1,539

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.5 billion as of June 30, 2015, and is expected to change frequently. The securities in which we invest include common stocks, securities convertible into common stocks and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks. Furthermore, we may use futures or options to manage cash.

We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. We use a bottom-up fundamental research driven process in our stock selection. In selecting securities for the Fund, we focus on three categories of issuers: (i) companies that have a strong potential for growth that we believe has not been entirely reflected in the stock price; (ii) companies that have a moderate potential for growth, but have recurring revenues, earnings or cash flows and a greater potential for relative stock price stability during periods of market turbulence; and (iii) companies that have experienced a disruption in growth but that have implemented changes that we believe position them for strong potential future growth.

We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, or when a company's fundamentals change (product failure, change in management, margin compression and/or change to the competitive landscape). We will also consider selling a stock if the stock's price target has been met.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009   +19.83%

Lowest Quarter: 4th Quarter 2008   -24.06%

Year-to-date total return as of 6/30/2015 is +4.66%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Small Cap Opportunities Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Aug. 01, 1993	8.71%	13.76%	9.53%
Administrator Class | (after taxes on distributions)	Aug. 01, 1993	(2.57%)	9.89%	6.80%
Administrator Class | (after taxes on distributions and the sale of Fund Shares)	Aug. 01, 1993	12.35%	10.63%	7.39%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)		4.89%	15.55%	7.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Small Cap Value Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage Small Cap Value Fund)		Administrator Class
Management Fees		0.81%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.24%
Fee Waivers		(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.10%
[1]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.08% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Small Cap Value Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	112	380	668	1,488

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 3rd Quarter 2009   +21.99%

Lowest Quarter: 4th Quarter 2008   -24.83%

Year-to-date total return as of 6/30/2015 is -1.92%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Small Cap Value Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Jul. 30, 2010	3.71%	8.45%	7.28%
Administrator Class | (after taxes on distributions)	Jul. 30, 2010	(0.47%)	6.80%	5.88%
Administrator Class | (after taxes on distributions and the sale of Fund Shares)	Jul. 30, 2010	5.15%	6.63%	5.94%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		4.22%	14.26%	6.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Small/Mid Cap Value Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage Small/Mid Cap Value Fund)		Administrator Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.54%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.35%
Fee Waivers		(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.16%
[1]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Small/Mid Cap Value Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	118	409	721	1,607

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $103 million to $11.52 billion as of June 30, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 3rd Quarter 2009   +25.53%

Lowest Quarter: 4th Quarter 2008   -30.45%

Year-to-date total return as of 6/30/2015 is -0.75%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Small/Mid Cap Value Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Apr. 08, 2005	(4.75%)	5.59%	4.36%
Administrator Class | (after taxes on distributions)	Apr. 08, 2005	(11.43%)	3.68%	3.09%
Administrator Class | (after taxes on distributions and the sale of Fund Shares)	Apr. 08, 2005	1.20%	4.18%	3.40%
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)		7.11%	15.48%	7.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Special Small Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Special Small Cap Value Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage Special Small Cap Value Fund)		Administrator Class
Management Fees		0.84%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.27%
Fee Waivers		(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Special Small Cap Value Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	123	397	691	1,529

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $103 million to $4.71 billion as of June 30, 2015, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 3rd Quarter 2009   +23.80%

Lowest Quarter: 4th Quarter 2008   -26.02%

Year-to-date total return as of 6/30/2015 is +3.09%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Special Small Cap Value Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Jul. 23, 1996	7.65%	15.36%	8.50%
Administrator Class | (after taxes on distributions)	Jul. 23, 1996	2.52%	13.91%	6.96%
Administrator Class | (after taxes on distributions and the sale of Fund Shares)	Jul. 23, 1996	6.73%	12.14%	6.76%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		4.22%	14.26%	6.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small to Mid Cap Stock Funds - Administrator Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Traditional Small Cap Growth Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage Traditional Small Cap Growth Fund)		Administrator Class
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.34%
Fee Waivers		(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.20%
[1]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Traditional Small Cap Growth Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	122	411	721	1,600

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $103 million to $4.71 billion as of June 30, 2015, and is expected to change frequently.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009   +22.55%

Lowest Quarter: 4th Quarter 2008   -26.55%

Year-to-date total return as of 6/30/2015 is +4.64%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Traditional Small Cap Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Jul. 30, 2010	2.34%	15.16%	8.03%
Administrator Class | (after taxes on distributions)	Jul. 30, 2010	(2.29%)	13.26%	6.50%
Administrator Class | (after taxes on distributions and the sale of Fund Shares)	Jul. 30, 2010	3.63%	11.99%	6.40%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		5.60%	16.80%	8.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.